BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)
Predecessor Carve-Out Financial Statements Changes in Stockholders equity

Changes in Stanford’s stockholders’ equity for the four months ended April 30, 2011, on a post-split basis, were as follows:

			Additional	Total
	Common Stock		Paid-in	Stockholders'
	Shares	Amount	Capital	Equity
Balance, December 31, 2010	5,000,000	$5,000	$(5,000)	$-
Common stock issued for no consideration	1,250,000	1,250	(1,250)	-
Cash paid in from shareholders without
the issuance of additional shares	-	-	206,000	206,000
Balance, April 30, 2011	6,250,000	$6,250	$199,750	$206,000

Predecessor Carve-Out Financial Statements Cash Flows

Stanford’s cash flows during the four months ended April 30, 2011 were as follows:

Cash Flows from Investing Activities
Payments to purchase oil and gas properties	$(176,000)
Cash Flows From Financing Activities
Capital contributions from shareholders	206,000
Net Increase in Cash	30,000
Cash at Beginning of Period	-
Cash at End of Period	$30,000

Depletion per barrel-of-oil-equivalent

.  The following table shows total depletion and depletion per barrel-of-oil-equivalent rate, for the years ended December 31, 2012 and 2011.

	For the Years Ended December 31,
	2012	2011

Depletion	$474,056	$89,376
Depletion rate, per barrel-of-oil-equivalent (BOE)	$21.94	$19.19

Depreciation of buildings and equipment

Depreciation of buildings and equipment is calculated using the straight-line method based upon the following estimated useful lives:

Buildings and improvements	30 years
Office equipment and software	5-7 years
Machinery and equipment	5-7 years